Emerging Economies Fund N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VALIC COMPANY I
Entity Central Index Key	0000719423
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Oct. 01, 2026